Income Taxes - Amounts recognised in profit or loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income taxes
Current income tax expense	$ 4,996	$ 3,521
Deferred tax (benefit)/expense - Origination and reversal of temporary differences	(7,510)	3,545
Income tax benefit	$ (2,514)	$ 7,066